BUSINESS COMBINATIONS - Disclosure of fair value of the identifiable assets acquired and liabilities assumed on the acquisition date (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Inventories	$ 19
Advance payment for intangible assets of pharmacy	6,204
Property, plant and equipment	88
Intangible assets	183
Total identifiable assets, net	6,494
Goodwill arising on acquisition	466
Total purchase price	6,960
Preliminary PPA [Member]
Disclosure of detailed information about business combination [line items]
Inventories	19
Advance payment for intangible assets of pharmacy	2,837
Property, plant and equipment	88
Intangible assets	776
Total identifiable assets, net	3,720
Goodwill arising on acquisition	3,240
Total purchase price	6,960
Adjustments [Member]
Disclosure of detailed information about business combination [line items]
Inventories	0
Advance payment for intangible assets of pharmacy	3,367
Property, plant and equipment	0
Intangible assets	(593)
Total identifiable assets, net	2,774
Goodwill arising on acquisition	(2,774)
Total purchase price	$ 0